Loans and borrowings, including leases - Summary of features of the loans and borrowings, including leases (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2024 PHP (₱)	Dec. 31, 2023 PHP (₱)
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 1,110,000	$ 1,162,558	$ 871,638	₱ 52,558,000	₱ 143,930,000
Finance Lease	76,987	113,475	150,683
Non-current lease liabilities	2,879,155	2,438,437	2,216,859
Lease liabilities	2,956,142	2,551,912	2,367,542
Lease And Borrowing Including Leases	4,066,142	3,714,470	3,239,180
Borrowing costs recognised as expense	(11,115)	(13,557)	(4,874)
Total Net Loans and Borrowings, including Leases	4,055,027	3,700,913	3,234,306
Less current installments of financial debt	(31,628)	(89,046)	(183,572)
Less current installments of leases	(418,907)	(359,251)	(339,587)
Net current installments of loans and borrowings, including leases	(450,535)	(448,297)	(523,159)
Non-current debt	3,615,607	3,266,173	2,716,021
Net non-current Loans and Borrowings, including Leases	$ 3,604,492	3,252,616	2,711,147
Floating interest rate [member]
Disclosure of detailed information about borrowings [line items]
Borrowings			63,076
Floating interest rate [member] | Loan Secured By The Collection of Credit Card Sales [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings			63,076
Borrowings, maturity	2024
Borrowings, interest rate basis	325
Floating interest rate [member] | Senior Trust Bonds [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings | ₱				₱ 52,558	₱ 143,930
Borrowings, maturity	2025
Borrowings, interest rate basis	168
Floating interest rate [member] | Senior Trust Bonds [Member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate basis	138
Floating interest rate [member] | Senior Trust Bonds [Member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate basis	168
Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 1,098,885	1,096,443	659,758
Fixed interest rate [member] | ExImBank 1 [Member]
Disclosure of detailed information about borrowings [line items]
Finance Lease	$ 55,192	71,353	87,143
Borrowings, maturity	2029
Borrowings, interest rate	2.33%
Fixed interest rate [member] | ExImBank 2 [Member]
Disclosure of detailed information about borrowings [line items]
Finance Lease	$ 13,984	24,857	35,458
Borrowings, maturity	2027
Borrowings, interest rate	2.54%
Fixed interest rate [member] | ExImBank 3 [Member]
Disclosure of detailed information about borrowings [line items]
Finance Lease	$ 2,811	11,214	19,503
Borrowings, maturity	2026
Borrowings, interest rate	1.37%
Fixed interest rate [member] | Flight Equipments [Member]
Disclosure of detailed information about borrowings [line items]
Finance Lease			1,547
Borrowings, maturity	2024
Fixed interest rate [member] | Flight Equipments [Member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	3.16%
Fixed interest rate [member] | Flight Equipments [Member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	3.57%
Fixed interest rate [member] | Flight Simulator [Member]
Disclosure of detailed information about borrowings [line items]
Finance Lease	$ 5,000	6,051	7,032
Borrowings, maturity	2029
Borrowings, interest rate	6.88%
Fixed interest rate [member] | ExImBank [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings			2,102
Borrowings, maturity	2024
Borrowings, interest rate	2.33%
Fixed interest rate [member] | Singapore Market Listed [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings			$ 662,530
Borrowings, maturity	2027
Borrowings, interest rate	8.50%
Fixed interest rate [member] | Senior Secured Notes AEROMX 29 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 500,000	500,000
Borrowings, maturity	2029
Borrowings, interest rate	8.25%
Fixed interest rate [member] | Senior Secured Notes AEROMX 31 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 610,000	$ 610,000
Borrowings, maturity	2031
Borrowings, interest rate	8.625%